Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade and other receivables, gross	$ 680	$ 917
Allowance for credit losses	(11)	(15)	$ (16)	$ (22)
Trade and other receivables, net	$ 670	$ 903